Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalent	$ 923,333	$ 909,716
Restricted cash	1,551	15,070
Accounts receivable, net of allowance for expected credit losses of $96,358 and $89,399 as of June 30, 2025 and December 31, 2024, respectively	9,054,097	5,809,374
Notes receivable	811,251	522,331
Inventories, net	1,860,342	2,674,001
Prepaid expense and other current assets	1,414,800	2,004,889
Total current assets	14,065,374	11,935,381
Non-current assets
Property, plant and equipment, net	10,324,602	10,385,742
Prepayment for purchase of Yingxuan Assets	5,440,231	5,339,093
Intangible assets, net	4,465,482	4,432,403
Deposit for Investment in Joint Venture	33,499,819	32,877,029
Deferred tax assets	48,272	40,773
TOTAL ASSETS	67,843,780	65,010,421
Current liabilities
Short-term loans	9,396,513	6,079,252
Accounts payable	1,667,234	1,380,201
Short-term loans - related party	417,639
Income tax payable	173,569	36,505
Accrued expenses and other payables	531,550	694,712
Total current liabilities	12,265,070	8,211,917
Long-term loans		3,305,209
Long-term loans - related party	69,948
TOTAL LIABILITIES	12,335,018	11,517,126
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 73,438,750 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	7,344	7,344
Additional paid-in capital	42,998,556	42,998,556
Statutory reserve	370,683	370,683
Retained earnings	12,714,119	11,724,070
Accumulated other comprehensive loss	(581,940)	(1,607,358)
TOTAL SHAREHOLDERS’ EQUITY	55,508,762	53,493,295
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	67,843,780	65,010,421
Related Party
Current liabilities
Due to related parties	$ 78,565	$ 21,247